Since Inception [Member] Expense Example, No Redemption - Putnam Retirement Advantage 2030 Fund - Class C Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	1,031
Expense Example, No Redemption, 10 Years	$ 2,321